Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Amortization expense	$ 701	$ 857	$ 3,167	$ 1,229